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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        June 30, 2012

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:    Coordinating Investment Fiduciary of Raytheon Master Pension Trust
Address: 870 Winter Street
         Waltham, MA 02451

Form 13F File Number: 028-14386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paula J. Sasso
Title:   Senior Manager, Pension Operations & Compliance
Phone:   781-522-5168

Signature, Place, and Date of Signing:

   /s/Paula J Sasso              Waltham, MA               August 9, 2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

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
Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  5

Form 13F Information Table Value Total:  $405,961(Value X1000)

List of Other Included Managers:         NONE

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                          FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
           --------            -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS  CUSIP    (X1000)   PRN AMT  PRN CALL DISCRETION MANAGER  SOLE SHARED NONE
        --------------         -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
ISHARES S&P 100 INDEX FUND....      ETF       464287101 $157,180 2,516,097 SH          SOLE      NONE                X
ISHARES RUSSELL 1000 GRWTH IN.      ETF       464287614 $ 29,783   471,039 SH          SOLE      NONE                X
SPDR S&P 500 ETF TRUST........      ETF       78462F103 $ 51,314   376,562 SH          SOLE      NONE                X
VANGUARD HIGH DIVIDEND YIELD..      ETF       921946406 $102,793 2,134,851 SH          SOLE      NONE                X
VANGUARD REIT.................      ETF       922908553 $ 64,891   991,772 SH          SOLE      NONE                X
                                                        $405,961